Real Estate and Accumulated Depreciation - Overall Summary and Encumbrances Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Number of Properties Encumbered	47
Changes in total real estate
Balance, beginning of year	$ 19,702,371,000	$ 18,465,144,000	$ 18,690,239,000
Acquisitions and development	1,721,895,000	1,789,948,000	512,977,000
Improvements	151,476,000	141,199,000	125,965,000
Dispositions and other	(1,167,796,000)	(693,920,000)	(864,037,000)
Balance, end of year	20,407,946,000	19,702,371,000	18,465,144,000
Changes in accumulated depreciation
Balance, beginning of year	4,337,357,000	3,877,564,000	3,561,300,000
Depreciation	663,616,000	673,403,000	600,375,000
Dispositions and other	(461,390,000)	(213,610,000)	(284,111,000)
Balance, end of year	4,539,583,000	4,337,357,000	3,877,564,000
EQR-Bond Partnership [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	13,695,000
Number of Properties Encumbered	6
EQR-Fanwell 2007 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	223,138,000
Number of Properties Encumbered	7
EQR-Wellfan 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	550,000,000
Number of Properties Encumbered	15
EQR-SOMBRA 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	543,000,000
Number of Properties Encumbered	19
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,781,653,936
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	272
Units	75,704
Investment in Real Estate, Gross	13,504,684,414
Accumulated Depreciation	(2,901,009,678)
Investment in Real Estate, Net	10,603,674,736
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	132
Units	37,453
Investment in Real Estate, Gross	6,178,806,326
Accumulated Depreciation	(1,482,040,971)
Investment in Real Estate, Net	4,696,765,355
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,547,898,280
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	1,329,833,000
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	404
Units	113,157
Investment in Real Estate, Gross	19,683,490,740
Accumulated Depreciation	(4,383,050,649)
Investment in Real Estate, Net	15,300,440,091
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,877,731,280
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	10
Units	1,917
Investment in Real Estate, Gross	441,329,067
Accumulated Depreciation	(73,969,422)
Investment in Real Estate, Net	367,359,645
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	11
Units	1,999
Investment in Real Estate, Gross	283,126,139
Accumulated Depreciation	(82,562,799)
Investment in Real Estate, Net	200,563,340
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	233,755,656
Partially Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	21
Units	3,916
Investment in Real Estate, Gross	724,455,206
Accumulated Depreciation	(156,532,221)
Investment in Real Estate, Net	567,922,985
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	233,755,656
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	282
Units	77,621
Investment in Real Estate, Gross	13,946,013,481
Accumulated Depreciation	(2,974,979,100)
Investment in Real Estate, Net	10,971,034,381
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	143
Units	39,452
Investment in Real Estate, Gross	6,461,932,465
Accumulated Depreciation	(1,564,603,770)
Investment in Real Estate, Net	4,897,328,695
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	4,111,486,936
Total Consolidated Investment in Real Estate [Member]
Overall summary of real estate and accumulated depreciation
Properties	425
Units	117,073
Investment in Real Estate, Gross	20,407,945,946
Accumulated Depreciation	(4,539,582,870)
Investment in Real Estate, Net	15,868,363,076
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	$ 4,111,486,936